Other Non-Current Assets (Details)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)
Disclosure Text Block Supplement [Abstract]
Due from third parties loans			¥ 357,040	$ 55,266
Impairment loss	¥ 81,024	$ 12,542